8% CONVERTIBLE NOTES - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 15, 2015	Mar. 13, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Jan. 31, 2013
8% Convertible Notes [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.20
Interest Expense, Debt			$ 2,765	$ 8,294	$ 2,765	$ 8,294	$ 11,059
Convertible Notes Payable, Current			498,550		498,550		$ 0
Debt [Member]
8% Convertible Notes [Line Items]
Interest Expense, Debt			88,747		103,538
Convertible Notes Payable, Current			$ 498,550		$ 498,550
Maximum [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		9.99%
Minimum [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		4.99%
Subscription Agreement [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Face Amount		$ 750,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%		8.00%
Debt Conversion, Description		either (a) converted into shares of the Companys common stock, $0.001 par value per share (Common Stock) or (b) the outstanding principal and accrued interest on the Notes is paid in full by the Company. Interest on the Notes becomes due and payable upon their conversion or the Stated Maturity Date and may become due and payable upon the occurrence of an event of default under the Notes. The Notes contain customary events of default, which include, among other things, (i) the Companys failure to pay other indebtedness of $100,000 or more within the specified cure period for such breach; (iii) the acceleration of the stated maturity of such indebtedness; (iii) the insolvency of the Company; and (iv) the receipt of final, non-appealable judgments in the aggregate amount of $100,000 or more.
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 354,988		$ 411,753		$ 411,753
Other Noncash Expense			$ 149,622		$ 56,765
Proceeds from Issuance of Debt	$ 395,012
Subscription Agreement [Member] | Investor [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Face Amount		$ 250,000